Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2012-2 MONTHLY SERVICER CERTIFICATE For the collection period ended 12-29-2012	PAGE 1

A.	DATES			Begin	End	# days

1	Determination Date				1/17/2013
2	Payment Date				1/22/2013
3	Collection Period			12/2/2012	12/29/2012	28
4	Monthly Interest Period - Actual/360			12/20/2012	1/21/2013	33
5	Monthly Interest - 30/360					30

B.	SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	281,000,000.00	185,346,610.32	29,171,913.53	156,174,696.79	0.5557818
7	Class A-2 Notes	381,000,000.00	381,000,000.00	—	381,000,000.00	1.0000000
8	Class A-3 Notes	376,000,000.00	376,000,000.00	—	376,000,000.00	1.0000000
9	Class A-4 Notes	212,000,000.00	212,000,000.00	—	212,000,000.00	1.0000000

10	Total Securities	$1,250,000,000.00	$1,154,346,610.32	$29,171,913.53	$1,125,174,696.79

11	Overcollateralization	38,729,680.92	38,729,680.92		38,729,680.92

12	Adjusted Pool Balance	$1,288,729,680.92	$1,193,076,291.24	$29,171,913.53	$1,163,904,377.71

13	YSOC	31,960,488.63	28,897,739.30		27,910,140.83

14	Net Pool Balance	$1,320,690,169.55	$1,221,974,030.54	$29,171,913.53	$1,191,814,518.54

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal& Interest Payment Due	Per $1000 Face Amount

15	Class A-1 Notes	0.23000%	39,077.24	0.1390649	29,210,990.77	103.9537038
16	Class A-2 Notes	0.33000%	104,775.00	0.2750000	104,775.00	0.2750000
17	Class A-3 Notes	0.46000%	144,133.33	0.3833333	144,133.33	0.3833333
18	Class A-4 Notes	0.66000%	116,600.00	0.5500000	116,600.00	0.5500000

	Total Securities		404,585.58		29,576,499.11

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received					20,847,265.14
20	Scheduled Interest Payments Received					2,215,138.11
21	Prepayments of Principal Received					185,560.61
22	Liquidation Proceeds					8,903,389.40
23	Recoveries Received					57,782.01
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					32,209,135.27

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					724.58

28	Total Available Funds, prior to Servicer Advances					32,209,859.85

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					32,209,859.85

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					32,209,859.85

D.	DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					1,018,311.69
35	Class A Noteholder Interest (Item 50)					404,585.58
36	Principal Distribution Amount (Item 75)					29,171,913.53
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,615,049.05

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	1,018,311.69	—	1,018,311.69

	Pro rata:
42	Class A-1 Interest	39,077.24	—	39,077.24
43	Class A-2 Interest	104,775.00	—	104,775.00
44	Class A-3 Interest	144,133.33	—	144,133.33
45	Class A-4 Interest	116,600.00	—	116,600.00
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	404,585.58	—	404,585.58

E. CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			1,193,076,291.24
52	Beginning Net Pool Balance		1,221,974,030.54
53	Receipts of Scheduled Principal		(20,847,265.14)
54	Receipts of Prepaid Principal		(185,560.61)
55	Liquidation Proceeds		(8,903,389.40)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(223,296.85)

59	Ending Net Pool Balance		1,191,814,518.54
60	Yield Supplement Overcollateralization Amount		27,910,140.83

61	Adjusted Pool Balance		1,163,904,377.71
62	Less: Adjusted Pool Balance - End of Collection Period			1,163,904,377.71

63	Calculated Principal Distribution Amount			29,171,913.53

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			32,209,859.85
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			1,018,311.69
67	Less: Interest Paid to Noteholders (Item 35)			404,585.58
68	Less: Calculated Principal Distribution (Item 63)			29,171,913.53

69	Equals: Remaining Available Funds before Servicer Advance			1,615,049.05
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,615,049.05
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			29,171,913.53

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $6,443,648.40, and (b) the aggregate note balance)			6,443,648.40
81	Initial Reserve Account Balance			1,288,729.68
82	Beginning Reserve Account Balance			6,443,648.40
83	Plus: Net Investment Income for the Collection Period			724.58

84	Subtotal: Reserve Fund Available for Distribution			6,444,372.98
85	Plus: Deposit of Excess Available Funds (Item 37)			(724.58)
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			6,443,648.40
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			—

89	Equals: Ending Reserve Account Balance			6,443,648.40

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G.	POOL STATISTICS

	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,320,690,170	1,191,814,519
92	Number of Current Contracts		58,267	55,987
93	Weighted Average Loan Rate		2.50%	2.45%
94	Average Remaining Term		58.4	55.4
95	Average Original Term		63.17	63.3
96	Monthly Prepayment Rate			0.74%
	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance

97	Aggregate Outstanding Principal Balance of Charged Off Receivables		9	223,296.85
98	Liquidation Proceeds on Related Vehicles			—
99	Recoveries Received on Receivables Previously Charged Off			57,782.01

100	Net Principal Losses for Current Collection Period		9	165,514.84

101	Beginning Net Principal Losses		23	468,318
102	Net Principal Losses for Current Collection Period		9	165,514.84

103	Cumulative Net Principal Losses		32	633,833.02

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,320,690,169.55)			0.05%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance

105	Current	99.74%	55,801	1,188,665,142.37
106	31 - 60 Days Delinquent	0.24%	163	2,814,240.94
107	61 - 90 Days Delinquent	0.03%	23	335,135.23

108	Total	100.00%	55,987	1,191,814,518.54

	Summary of Material Modifications, Extensions or Waivers
	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants
	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience
	None in the current month